RELATED PARTY TRANSACTIONS AND AMOUNTS OWING	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND AMOUNTS OWING

6.    RELATED PARTY TRANSACTIONS AND AMOUNTS OWING
For the year ended December 31, 2014, the Company carried out a number of transactions with related parties in the normal course of business.  These transactions were recorded at their exchange amount, which is the amount of consideration established and agreed to by the related parties.
The following are related party transactions and amounts owing at December 31, 2014 that are not otherwise disclosed elsewhere:
a) The Company paid management and consulting fees of $268,945 (2013 - $240,210; 2012 - $256,858) to companies controlled by officers and directors for the year ended December 31, 2014.
b) The Company recorded share-based compensation of $45,832 (2014 - $3,972; 2012 - $50,004) as consulting fees paid to directors and officers for the year ended December 31, 2014.

c) As of December 31, 2014, amounts owing to related parties consisted of $6,340,101 (2013 - $4,529,913) owed to a director and companies controlled by that director, accounts payable of $Nil (2013 - $12,889) owed to a company controlled by an officer, and $16,292 (2013 - $Nil) owed to a company controlled by a director. The amounts owed are unsecured, non-interest bearing and due on demand.

d) The Company paid a consulting fee of $6,000 to a company controlled by a director for the year ended December 31, 2013. The consulting services commenced October 15, 2013 for a six month renewable term on a month-to-month basis at CAD$12,000 per month. An amount of $9,000 otherwise due was waived by the director.